Land use rights, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Land Use Rights, Net [Line Items]
Land use rights	¥ 40,650	¥ 42,219
Less: accumulated amortization and impairment	(3,817)	(2,656)
Net carrying amount	36,833	39,563		$ 5,046
Amortization expenses	959	900	¥ 693
Amortization expenses related to the land use rights for future periods
2025	901
2026	901
2027	901
2028	901
2029	901
2030 and thereafter	32,328
Impairment charge	¥ 448	¥ 210	¥ 0